UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for Wells Fargo Managed Account CoreBuilder Shares – Series M

Date of reporting period: June 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

June 30, 2018

Wells Fargo Managed Account

∎	Wells Fargo Managed Account CoreBuilder® Shares – Series M

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The views expressed and any forward-looking statements are as of June 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares – Series M	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®, CPA

Robert J. Miller

Adrian Van Poppel‡

Average annual total returns (%) as of June 30, 2018

	Inception date	1 year	5 year	10 year
Wells Fargo Managed Account CoreBuilder Shares – Series M	4-14-2008	3.93	4.87	7.07
Bloomberg Barclays Municipal Bond Index[1]	–	1.56	3.53	4.43

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	3

Credit quality as of June 30, 2018[2]

Effective maturity distribution of June 30, 2018[3]

‡	Mr. Poppel became a portfolio manager of the Fund on May 1, 2018.

[1]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[3]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

4	Wells Fargo Managed Account CoreBuilder Shares – Series M	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 1-1-2018	Ending account value 6-30-2018	Expenses paid during the period¹		Annualized net expense ratio
Actual	$1,000.00	$1,037.75	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	*	0.00	%*

[1]

Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*

Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of investments—June 30, 2018 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	5

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.52%

Alabama: 0.83%

GO Revenue: 0.07%
Jefferson County AL Series A	4.90%	4-1-2021	$415,000	$426,811

Miscellaneous Revenue: 0.60%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	3,250,000	3,755,472

Water & Sewer Revenue: 0.16%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	999,405

				5,181,688

Arizona: 3.24%

Education Revenue: 2.12%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	650,000	681,258
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	570,000	563,360
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,007,610
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,114,060
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	670,722
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	295,000	325,332
Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	610,000	613,398
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,079,510
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	993,057
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,214,125
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	670,000	672,747
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,025,000	1,043,122
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	1,000,000	1,016,170
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	270,000	276,977

				13,271,448

GO Revenue: 0.08%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	519,200

Health Revenue: 0.24%
Tempe AZ IDA Mirabella ASU Project Series A 144A	6.13	10-1-2047	1,400,000	1,499,260

Resource Recovery Revenue: 0.21%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	1,300,000	1,306,136

Tax Revenue: 0.21%
City of San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,329,384

Utilities Revenue: 0.38%
Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,409,138

				20,334,566

The accompanying notes are an integral part of these financial statements.

6	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California: 3.40%

Airport Revenue: 1.78%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00%	5-1-2046	$10,000,000	$11,171,200

Education Revenue: 0.52%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,094,670
California School Finance Authority View Park Elementary & Middle Schools Series A	4.75	10-1-2024	415,000	431,467
California School Finance Authority View Park Elementary & Middle Schools Series A	5.63	10-1-2034	575,000	609,190
University of California Series AI	5.00	5-15-2038	1,000,000	1,120,190

				3,255,517

GO Revenue: 0.18%
California Prerefunded Bond	6.00	4-1-2038	70,000	72,423
California Unrefunded Bond	6.00	4-1-2038	130,000	134,192
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	331,665
Hawthorne CA School District CAB Series C (National Insured) ¤	0.00	11-1-2025	100,000	81,862
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	504,108

				1,124,250

Health Revenue: 0.23%
California Statewide CDA Sutter Health Series A	6.00	8-15-2042	100,000	109,251
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	150,000	163,410
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	905,627
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	249,064

				1,427,352

Industrial Development Revenue: 0.25%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,430,000	1,550,048

Miscellaneous Revenue: 0.35%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,116,360
California Public Works Board Department of General Services Buildings 8 & 9A	6.25	4-1-2034	250,000	259,112
Palo Alto CA Improvement Bond Act of 1915	4.00	9-2-2020	240,000	251,309
San Diego CA Public Financing Authority Capital Improvement Project Series B	5.00	10-15-2029	500,000	587,840

				2,214,621

Water & Sewer Revenue: 0.09%
Los Angeles CA DW&P Series A	5.00	7-1-2039	500,000	565,615

				21,308,603

Colorado: 2.03%

Education Revenue: 0.82%
Colorado ECFA Charter School American Academy Project	7.13	12-1-2033	200,000	208,632
Colorado ECFA Charter School American Academy Project	7.25	12-1-2028	250,000	260,920
Colorado ECFA Charter School American Academy Project	7.63	12-1-2040	260,000	271,755
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,500,000	1,456,425
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	485,000	552,197

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2018 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	7

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13%	9-1-2048	$1,000,000	$1,292,060
Regents of the University of Colorado Certificate of Participation Series 2013A	5.00	11-1-2028	1,000,000	1,126,610

				5,168,599

GO Revenue: 0.11%
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	693,180

Health Revenue: 0.65%
Colorado Health Facilities Authority Catholic Health Initiatives Series A	5.00	7-1-2039	4,000,000	4,080,960

Industrial Development Revenue: 0.45%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,814,475

				12,757,214

Connecticut: 0.48%

GO Revenue: 0.48%
Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2024	450,000	503,140
Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2025	275,000	311,429
Hartford CT	5.00	4-1-2028	2,055,000	2,212,783

				3,027,352

Delaware: 0.24%

Education Revenue: 0.24%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,499,805

District of Columbia: 0.05%

Education Revenue: 0.01%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	40,000	41,006

Miscellaneous Revenue: 0.04%
District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	303,399

				344,405

Florida: 1.79%

Airport Revenue: 0.18%
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,139,320

Education Revenue: 0.94%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,145,170
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,333,436
Miami-Dade County FL IDA Aspira Florida Project Series 2016A 144A	5.75	11-1-2036	2,000,000	1,914,700
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,515,690

				5,908,996

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue: 0.04%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00%	11-1-2038	$250,000	$238,690

Miscellaneous Revenue: 0.63%
CityPlace Florida Community Development District	5.00	5-1-2022	500,000	545,725
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,421,740

				3,967,465

				11,254,471

Georgia: 2.82%

Health Revenue: 0.85%
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1	6.00	1-1-2023	1,500,000	1,488,960
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1	7.00	1-1-2040	2,000,000	1,963,000
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,111,310
Washington Counties GA Wilkes Payroll Development Authority Subordinate Bond Series C ¤	0.00	12-1-2021	815,000	756,646

				5,319,916

Industrial Development Revenue: 0.01%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	53,907

Utilities Revenue: 1.96%
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	7,500,000	8,022,600
Main Street Natural Gas Incorporated Georgia Gas Project Sub Series C	4.00	8-1-2048	4,000,000	4,280,720

				12,303,320

				17,677,143

Guam: 0.50%

Miscellaneous Revenue: 0.17%
Guam Government Limited Obligation Bonds Section 30 Series A	5.38	12-1-2024	1,000,000	1,051,440

Tax Revenue: 0.06%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	384,582

Utilities Revenue: 0.09%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	531,950

Water & Sewer Revenue: 0.18%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2021	550,000	595,529
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	552,765

				1,148,294

				3,116,266

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2018 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	9

Security name	Interest rate	Maturity date	Principal	Value

Idaho: 0.29%

Education Revenue: 0.29%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00%	12-1-2036	$1,000,000	$1,065,540
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	480,000	485,376
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	250,000	250,307

				1,801,223

Illinois: 21.15%

Airport Revenue: 1.90%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2031	4,500,000	4,993,695
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,000,000	1,038,690
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,350,000	1,402,231
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,000,000	1,103,500
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,689,705
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	1,000,000	1,109,030
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	555,220

				11,892,071

Education Revenue: 0.38%
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	7.13	10-1-2041	200,000	211,886
Illinois Finance Authority Wesleyan University	5.00	9-1-2046	2,000,000	2,148,080

				2,359,966

GO Revenue: 7.68%
Bureau County IL Township High School District #502 Series A (Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	907,125
Chicago IL Board of Education Series A (National Insured)	5.25	12-1-2021	2,555,000	2,735,715
Chicago IL Board of Education Series C	5.25	12-1-2025	1,000,000	1,003,760
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	6,000,000	4,155,960
Chicago IL CAB Series C ¤	0.00	1-1-2021	610,000	553,971
Chicago IL City Colleges Capital Improvement Project CAB (National Insured) ¤	0.00	1-1-2031	800,000	463,864
Chicago IL Emergency Telephone System Project (National Insured)	5.50	1-1-2023	555,000	597,291
Chicago IL Library Project Series D	5.00	1-1-2021	440,000	444,308
Chicago IL Modern Schools Across Chicago Program Series A	4.00	12-1-2018	445,000	448,378
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,397,487
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,115,570
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,107,160
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,350,305
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,089,190
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,885,111
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	1,957,149
Chicago IL Series A	6.00	1-1-2038	2,500,000	2,814,900
Chicago IL Series C	4.00	1-1-2021	750,000	765,900
Chicago IL Series C (National Insured)	5.00	1-1-2029	875,000	877,205
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	514,775
Cook County IL School District #159 Matteson-Richton Park CAB (AGM Insured) ¤	0.00	12-1-2023	615,000	507,289

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Cook County IL Series A	5.00%	11-15-2020	$770,000	$821,274
Cook County IL Series A	5.25	11-15-2022	2,940,000	3,141,390
Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,240,254
Illinois Series 2010 (AGM Insured)	5.00	1-1-2023	820,000	845,978
Illinois Series 2013	5.50	7-1-2038	1,000,000	1,050,210
Illinois Series A	4.00	9-1-2019	600,000	600,972
Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,076,640
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,103,280
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,875,576
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2019	75,000	73,868
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	548,405
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2027	1,030,000	672,065
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2028	475,000	292,025
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,625,000	730,243
Will County IL Lincoln-Way Community High School District #210 Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,307,840
Will County IL Lincoln-Way Community High School District #210 Series A	5.00	1-1-2030	1,000,000	986,250
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,121,319

				48,180,002

Miscellaneous Revenue: 1.22%
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00	1-1-2020	135,000	138,409
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	445,000	460,958
Illinois Finance Authority The Art Institute of Chicago Series A	6.00	3-1-2038	400,000	411,652
Illinois Prerefunded Bond	5.00	3-1-2034	5,000	5,525
Illinois State	5.00	2-1-2021	3,000,000	3,121,200
Illinois State	5.00	5-1-2025	870,000	918,485
Illinois State	5.50	7-1-2025	1,250,000	1,338,212
Illinois University Certificate of Participation Capital Improvement Project	4.25	4-1-2020	715,000	731,281
Illinois Unrefunded Bond	5.00	3-1-2034	495,000	536,035

				7,661,757

Tax Revenue: 7.23%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,500,000	2,499,300
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	11,000,000	6,382,750
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	1,950,000	1,215,962
Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,152,190
Chicago IL Sales Tax	5.00	1-1-2031	4,525,000	5,234,475
Chicago IL Sales Tax	5.00	1-1-2032	850,000	983,271
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,221,660
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2019	705,000	712,142
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2025	1,775,000	1,860,537
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,602,777
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,069,770

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2018 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	11

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)
Illinois Sales Tax Revenue Build Illinois Bond	5.00%	6-15-2032	$1,560,000	$1,665,175
Illinois Sales Tax Revenue Second Series (National Insured)	5.75	6-15-2020	1,005,000	1,070,928
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,103,940
Illinois Series A	4.00	1-1-2029	1,000,000	968,300
Illinois Series A	5.00	6-1-2019	465,000	475,314
Illinois Sports Facilities Authority State Tax Supported CAB (AGM Insured)	5.25	6-15-2031	2,500,000	2,728,900
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,629,960
Illinois State Series A	5.00	1-1-2027	2,000,000	2,061,980
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2019	1,135,000	1,086,887
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B-1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	3,625,652

				45,351,870

Tobacco Revenue: 0.54%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,385,080

Transportation Revenue: 0.17%
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,000,000	1,100,620

Water & Sewer Revenue: 2.03%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,155,000	1,279,232
Chicago IL Wastewater Transmission Second Lien	5.00	1-1-2027	1,000,000	1,074,130
Chicago IL Water Revenue Refunding Second Lien	5.00	11-1-2025	2,600,000	2,941,510
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,048,017
Chicago IL Waterworks Second Lien	5.00	11-1-2030	1,000,000	1,077,620
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,538,675
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012	4.00	11-1-2020	770,000	802,509

				12,761,693

				132,693,059

Indiana: 3.78%

Health Revenue: 1.99%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	5,541,275
Indiana Health & Educational Facility Financing Authority Series 2006B	1.75	11-15-2031	7,000,000	6,930,420

				12,471,695

Industrial Development Revenue: 0.17%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,075,780

Miscellaneous Revenue: 0.59%
Indiana Finance Authority Series M	5.00	7-1-2029	605,000	669,929
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,068,412

				3,738,341

Resource Recovery Revenue: 0.80%
Whiting IN BP Products North America Incorporated Project	2.26	12-1-2044	5,000,000	5,012,050

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue: 0.23%
Indiana Finance Authority Wastewater Utility Project Series A	5.25%	10-1-2031	$1,310,000	$1,431,830

				23,729,696

Iowa: 0.17%

Miscellaneous Revenue: 0.17%
Coralville IA Certificate of Participation	4.00	6-1-2020	500,000	519,895
Coralville IA Certificate of Participation	4.00	6-1-2021	500,000	525,670

				1,045,565

Kansas: 1.03%

Tax Revenue: 1.03%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	17,785,000	6,460,046

Kentucky: 0.41%

Transportation Revenue: 0.14%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	880,726

Utilities Revenue: 0.27%
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,669,773

				2,550,499

Louisiana: 0.74%

Airport Revenue: 0.08%
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A	6.50	1-1-2040	500,000	510,265

GO Revenue: 0.18%
Louisiana Series A	5.00	8-1-2026	1,000,000	1,118,980

Water & Sewer Revenue: 0.48%
Shreveport LA Water & Sewer Series A (Build America Mutual Assurance Company Insured)	4.00	12-1-2018	3,000,000	3,029,340

				4,658,585

Maine: 0.06%

Airport Revenue: 0.06%
Portland ME General Airport	5.00	7-1-2022	150,000	164,651
Portland ME General Airport	5.00	7-1-2023	175,000	193,947

				358,598

Maryland: 0.41%

Education Revenue: 0.41%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	994,970

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2018 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	13

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00%	8-1-2046	$1,500,000	$1,586,685

				2,581,655

Massachusetts: 2.07%

Education Revenue: 0.02%
Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2039	100,000	108,040

GO Revenue: 0.87%
Massachusetts Series D	4.00	5-1-2036	5,225,000	5,502,709

Health Revenue: 0.91%
Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00	7-1-2038	5,000,000	5,692,450

Tax Revenue: 0.27%
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,683,885

				12,987,084

Michigan: 6.64%

Education Revenue: 0.20%
Michigan Public Educational Facilities Authority Bradford Academy Project ††	8.00	9-1-2021	100,000	86,080
Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010	6.00	6-1-2020	205,000	205,609
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	490,000	496,757
Western Michigan University	5.25	11-15-2031	400,000	453,192

				1,241,638

GO Revenue: 0.14%
Wayne County MI Building Improvement Series A	6.75	11-1-2039	880,000	894,441

Health Revenue: 1.90%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	11,897,600

Tax Revenue: 1.46%
Michigan Strategic Fund Limited Obligation Events Center Project Series A	4.13	7-1-2045	7,500,000	7,512,075
Taylor MI Tax Increment Refunding Bond Series B (AGM Insured)	4.00	5-1-2020	785,000	786,303
Taylor MI Tax Increment Refunding Bond Series B (AGM Insured)	4.00	5-1-2021	870,000	871,357

				9,169,735

Water & Sewer Revenue: 2.94%
Detroit MI Water Supply System Second Lien Series B (AGM Insured)	7.00	7-1-2036	715,000	752,723
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	3,934,797
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,107,480
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,138,400
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,429,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue (continued)
Michigan Finance Authority Local Government Loan Program Series D4	5.00%	7-1-2029	$1,000,000	$1,107,820

				18,470,220

				41,673,634

Minnesota: 0.08%

Education Revenue: 0.08%
Independence MN Charter School Lease Series A	4.25	7-1-2026	500,000	479,035

Mississippi: 1.05%

Miscellaneous Revenue: 0.72%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,404,898
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	1,000,000	1,088,270

				4,493,168

Resource Recovery Revenue: 0.33%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	2,077,560

				6,570,728

Missouri: 0.26%

Health Revenue: 0.18%
Missouri HEFA	5.00	2-1-2021	800,000	851,880
Missouri HEFA	5.00	2-1-2022	220,000	238,394

				1,090,274

Tax Revenue: 0.08%
Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A	4.00	5-1-2020	515,000	518,842

				1,609,116

New Hampshire: 0.71%

Water & Sewer Revenue: 0.71%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,109,750
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	929,677
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	525,446
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,860,859

				4,425,732

New Jersey: 8.47%

Education Revenue: 1.68%
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,875,000	2,015,231

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2018 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	15

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00%	7-1-2027	$500,000	$513,855
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,512,840
New Jersey EDA School Facilities Drew University Series C (National Insured)	5.25	7-1-2020	2,060,000	2,199,462
New Jersey EDA Student Loan Series 1	5.50	12-1-2021	2,900,000	3,190,696
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,086,080

				10,518,164

GO Revenue: 0.62%
City of Bayonne NJ School District (AGM Insured)	5.00	7-15-2021	1,300,000	1,403,844
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,490,695

				3,894,539

Housing Revenue: 1.72%
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	4,430,000	4,429,823
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	4,400,000	4,399,868
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,940,000	1,941,319

				10,771,010

Miscellaneous Revenue: 3.63%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	1,490,000	1,562,697
New Jersey EDA Police Barracks Project	5.00	6-15-2020	285,000	298,364
New Jersey EDA Prerefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	45,000	54,134
New Jersey EDA School Facilities Construction Notes Series PP	5.00	6-15-2019	1,800,000	1,850,202
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,338,937
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,286,700
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	205,000	232,888
New Jersey TTFA Series A	5.00	6-15-2020	1,600,000	1,679,392
New Jersey TTFA Series A	5.25	12-15-2022	600,000	655,836
New Jersey TTFA Series B (National Insured)	5.50	12-15-2021	7,115,000	7,803,874

				22,763,024

Transportation Revenue: 0.82%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,397,750
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,187,720
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,582,755

				5,168,225

				53,114,962

New Mexico: 0.43%

Utilities Revenue: 0.43%
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	2.08	11-1-2039	2,725,000	2,727,562

New York: 5.33%

Airport Revenue: 0.18%
New York Transportation Development Corporation Special Facilities Laguardia Airport Project Series 2018	5.00	1-1-2030	1,000,000	1,135,850

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue: 0.69%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	6.24%	2-1-2047	$3,500,000	$3,283,350
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	500,000	516,870
Monroe County NY IDAG Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	545,040

				4,345,260

GO Revenue: 0.20%
Nassau County NY Series F	5.00	10-1-2020	150,000	156,351
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,111,180

				1,267,531

Health Revenue: 0.37%
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A	4.63	7-1-2022	1,500,000	1,545,795
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A	5.00	7-1-2019	750,000	761,115

				2,306,910

Miscellaneous Revenue: 0.03%
New York Dormitory Authority State University Educational Facilities Series A	5.50	5-15-2019	170,000	175,829

Tax Revenue: 1.42%
New York Dormitory Authority Series B	5.00	2-15-2044	8,000,000	8,917,920

Tobacco Revenue: 0.09%
Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	555,355

Transportation Revenue: 0.92%
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	5,000,000	5,781,350

Utilities Revenue: 0.72%
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	1,500,000	1,514,430
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.75	10-1-2036	3,000,000	3,028,860

				4,543,290

Water & Sewer Revenue: 0.71%
New York NY Municipal Water Finance Authority Adjusted Fiscal 2013 Subordinate Bond Series AA-2 (Bank of Tokyo-Mitsubishi SPA) ø	1.55	6-15-2046	4,040,000	4,040,000
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	340,000	391,758

				4,431,758

				33,461,053

Ohio: 2.32%

Health Revenue: 0.45%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	2,802,546

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2018 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	17

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue: 0.82%
Maple Heights OH City School District Certificate of Participation	6.00%	11-1-2028	$620,000	$629,108
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,201,560
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,304,510

				5,135,178

Resource Recovery Revenue: 0.57%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	3,500,000	3,592,225

Utilities Revenue: 0.48%
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Royal Bank of Canada SPA) ±	2.05	5-1-2038	3,000,000	3,003,540

				14,533,489

Oklahoma: 0.48%

Health Revenue: 0.13%
Oklahoma Development Finance Authority OU Medicine Project Series B	5.50	8-15-2057	750,000	853,523

Miscellaneous Revenue: 0.35%
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,188,232

				3,041,755

Oregon: 0.11%

Education Revenue: 0.03%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	195,776

Health Revenue: 0.08%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project	8.25	1-1-2038	500,000	516,410

				712,186

Pennsylvania: 8.83%

Airport Revenue: 0.45%
Philadelphia PA Airport Series A	5.00	7-1-2047	1,500,000	1,683,405
Philadelphia PA Airport Series B	5.00	7-1-2042	1,000,000	1,126,400

				2,809,805

Education Revenue: 1.02%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	405,000	422,893
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2021	660,000	703,190
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	830,756
Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,445,825
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,125,320
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	370,000	373,493
Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	155,000	168,001
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	280,000	305,712

				6,375,190

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue: 1.86%
Allegheny County PA Series C-72	5.25%	12-1-2032	$1,000,000	$1,128,630
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,000,000	1,111,760
Philadelphia PA School District Series C	5.00	9-1-2020	250,000	265,835
Philadelphia PA School District Series E	5.25	9-1-2022	1,350,000	1,433,160
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,330,420
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,107,890
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,126,810
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,184,197

				11,688,702

Health Revenue: 0.32%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B	3.01	11-1-2039	2,000,000	2,030,500

Industrial Development Revenue: 1.83%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,504,250
York County PA IDA Philadelphia Electric Company Project Series A	2.55	6-1-2036	6,000,000	5,996,580

				11,500,830

Miscellaneous Revenue: 2.55%
Commonwealth Financing Authority Pennsylvania Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	574,085
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	1,400,000	1,670,144
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,286,849
Philadelphia PA IDA National Board of Medical Examiners Project	5.00	5-1-2026	1,420,000	1,645,752
Philadelphia PA Public School Building Authority Unrefunded Bond Series A	5.00	6-1-2036	4,525,000	5,019,175
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	1,710,000	1,921,390
Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00	6-1-2036	190,000	225,826
Philadelphia PA Municipal Authority Revenue Refunding City Agreement Juvenile	5.00	4-1-2033	2,355,000	2,624,648

				15,967,869

Resource Recovery Revenue: 0.00%
Delaware County PA IDA Resource Recovery Facility Series A	6.20	7-1-2019	20,000	20,051

Transportation Revenue: 0.38%
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,121,920
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,000,000	1,238,770

				2,360,690

Water & Sewer Revenue: 0.42%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,304,006
Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,359,138

				2,663,144

				55,416,781

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2018 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	19

Security name	Interest rate	Maturity date	Principal	Value

South Carolina: 1.93%

Education Revenue: 0.17%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00%	11-1-2033	$1,000,000	$1,061,610

Health Revenue: 0.11%
Lexington County SC Health Services District Lexmed Obligated Group	5.00	11-1-2022	620,000	682,918

Miscellaneous Revenue: 0.53%
South Carolina Public Service Authority Series C	5.00	12-1-2030	3,010,000	3,341,040

Resource Recovery Revenue: 0.25%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,500,000	1,528,080

Water & Sewer Revenue: 0.87%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,478,450

				12,092,098

Tennessee: 0.79%

Health Revenue: 0.49%
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1	1.55	11-15-2030	3,100,000	3,076,037

Tax Revenue: 0.28%
Bristol TN Industrial Development Board The Pinnacle Project Series A 144A	5.13	12-1-2042	1,800,000	1,742,292

Utilities Revenue: 0.02%
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2018	150,000	150,863

				4,969,192

Texas: 7.62%

Airport Revenue: 0.44%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,728,650

Education Revenue: 1.17%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,288,150
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,054,320
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,036,510
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	1,545,000	1,548,770
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	120,000	123,647
New Hope Cultural Educational Facilities Finance Corporation Series A 144A	5.00	8-15-2026	500,000	511,400
Newark TX Higher Educatinal Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	755,588

				7,318,385

GO Revenue: 1.41%
Arlington TX Permanent Improvement Refunding Bonds Series	5.00	8-15-2023	2,940,000	3,349,983
Harris County TX Port of Houston Authority Series D-1	5.00	10-1-2035	2,190,000	2,335,920
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,166,450

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Northside TX Independent School District Building Project	2.00%	8-1-2044	$2,000,000	$2,005,300

				8,857,653

Miscellaneous Revenue: 1.48%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	6,000,000	6,252,540
Texas Transportation Commission Highway	5.00	4-1-2028	2,605,000	3,052,852

				9,305,392

Resource Recovery Revenue: 1.19%
Gulf Coast Waste Disposal Authority Waste Management of Texas Series B	2.25	5-1-2028	7,500,000	7,492,575

Transportation Revenue: 1.65%
North Texas Tollway Authority System Series A	5.00	1-1-2023	3,500,000	3,926,755
North Texas Tollway Authority System Series B	5.00	1-1-2026	350,000	373,835
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project	7.50	6-30-2033	250,000	274,293
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,540,708
Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XM0085 (Barclays Bank plc LIQ) 144Aø	1.71	7-1-2021	4,215,000	4,215,000

				10,330,591

Utilities Revenue: 0.05%
Texas SA Energy Acquisition Public Facility Corporation Gas Supply	5.50	8-1-2019	330,000	342,573

Water & Sewer Revenue: 0.23%
Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2028	750,000	854,798
Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2029	500,000	565,875

				1,420,673

				47,796,492

Utah: 0.87%

Education Revenue: 0.87%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	900,000	889,470
Utah Charter School Finance Authority Freedom Academy Foundation Project (CSCE Insured) 144A	5.25	6-15-2037	4,500,000	4,564,035

				5,453,505

Vermont: 0.55%

Airport Revenue: 0.06%
Burlington VT Airport (AGM Insured)	5.00	7-1-2018	280,000	280,000
Burlington VT Airport (AGM Insured)	5.00	7-1-2019	100,000	103,120

				383,120

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2018 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	21

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue: 0.49%
Vermont Student Assistance Corporation Series B Class A-2 (3 Month LIBOR +3.00%) ±	5.32%	12-3-2035	$500,000	$530,150
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) ±	2.98	6-2-2042	2,566,137	2,527,799

				3,057,949

				3,441,069

Virginia: 0.69%

Transportation Revenue: 0.69%
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,394,860
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,911,816

				4,306,676

Washington: 3.61%

GO Revenue: 2.09%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,194,595
King County WA Public Hospital District Series 2016	5.00	12-1-2036	475,000	533,871
Washington State Series D	5.00	2-1-2037	5,620,000	6,384,826

				13,113,292

Health Revenue: 1.52%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,461,200
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	2.51	1-1-2035	5,000,000	5,014,050
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	2.91	1-1-2035	3,000,000	3,031,620

				9,506,870

				22,620,162

Wisconsin: 2.26%

Airport Revenue: 0.43%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,734,310

Education Revenue: 1.83%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,087,270
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	4,953,150
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,411,429
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,805,322
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	460,000	465,667
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,745,622

				11,468,460

				14,202,770

Total Municipal Obligations (Cost $609,189,814)				618,015,520

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—June 30, 2018 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 0.17%

Investment Companies: 0.17%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.43%	1,048,899	$1,050,052

Total Short-Term Investments (Cost $1,049,877)			1,050,052

Total investments in securities (Cost $610,239,691)	98.69%	619,065,572
Other assets and liabilities, net	1.31	8,246,360

Total net assets	100.00%	$627,311,932

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

††	On the last interest date, partial interest was paid.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

CAB	Capital appreciation bond

CDA	Community Development Authority

DW&P	Department of Water & Power

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

IDA	Industrial Development Authority

IDAG	Industrial Development Agency

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PFA	Public Finance Authority

SPA	Standby purchase agreement

TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net asset value
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Fund Institutional Class	2,218,109	112,695,703	113,864,913	1,048,899	$365	$(366)	$18,197	$1,050,052	0.17%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2018 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	23

Assets
Investments in unaffiliated securities, at value (cost $609,189,814)	$618,015,520
Investments in affiliated securities, at value (cost $1,049,877)	1,050,052
Receivable for investments sold	740,000
Receivable for Fund shares sold	2,261,817
Receivable for interest	7,713,237
Receivable from manager	907
Prepaid expenses and other assets	25,643

Total assets	629,807,176

Liabilities
Dividends payable	1,887,418
Payable for Fund shares redeemed	593,943
Payable to the broker	13,883

Total liabilities	2,495,244

Total net assets	$627,311,932

NET ASSETS CONSIST OF
Paid-in capital	$624,882,972
Undistributed net investment income	78,251
Accumulated net realized losses on investments	(6,433,951)
Net unrealized gains on investments	8,784,660

Total net assets	$627,311,932

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets	$627,311,932
Shares outstanding[1]	53,186,545
Net asset value per share	$11.79

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Managed Account CoreBuilder Shares – Series M	Statement of operations—six months ended June 30, 2018 (unaudited)

Investment income
Interest	$11,278,896
Income from affiliated securities	18,197

Total investment income	11,297,093

Expenses
Professional fees	2,066
Registration fees	46,569
Shareholder report expenses	13,476
Trustees’ fees and expenses	10,510
Other fees and expenses	5,992

Total expenses	78,613
Less: Fee waivers and/or expense reimbursements	(78,613)

Net expenses	0

Net investment income	11,297,093

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(5,329,345)
Affiliated securities	365
Credit default swap contracts	416,031

Net realized losses on investments	(4,912,949)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(1,399,062)
Affiliated securities	(366)
Credit default swap contracts	64,766

Net change in unrealized gains (losses) on investments	(1,334,662)

Net realized and unrealized gains (losses) on investments	(6,247,611)

Net increase in net assets resulting from operations	$5,049,482

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Managed Account CoreBuilder Shares – Series M	25

	Six months ended June 30, 2018 (unaudited)		Year ended December 31, 2017

Operations
Net investment income		$11,297,093		$19,924,311
Net realized losses on investments		(4,912,949)		(612,881)
Net change in unrealized gains (losses) on investments		(1,334,662)		20,599,326

Net increase in net assets resulting from operations		5,049,482		39,910,756

Distributions to shareholders from net investment income		(11,217,217)		(19,802,652)

Capital share transactions	Shares		Shares
Proceeds from shares sold	9,200,538	108,329,945	15,616,924	183,098,308
Payment for shares redeemed	(7,918,366)	(93,191,740)	(10,559,184)	(123,912,129)

Net increase in net assets resulting from capital share transactions		15,138,205		59,186,179

Total increase in net assets		8,970,470		79,294,283

Net assets
Beginning of period		618,341,462		539,047,179

End of period		$627,311,932		$618,341,462

Undistributed (overdistributed) net investment income		$78,251		$(1,625)

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Managed Account CoreBuilder Shares – Series M	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2018 (unaudited)	Year ended December 31
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.91	$11.51	$11.96	$11.86	$10.99	$11.61
Net investment income	0.21	0.40	0.37	0.41	0.44	0.44
Net realized and unrealized gains (losses) on investments	(0.12)	0.40	(0.45)	0.10	1.00	(0.60)

Total from investment operations	0.09	0.80	(0.08)	0.51	1.44	(0.16)
Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.37)	(0.41)	(0.44)	(0.43)
Net realized gains	0.00	0.00	0.00	0.00	(0.13)	(0.03)

Total distributions to shareholders	(0.21)	(0.40)	(0.37)	(0.41)	(0.57)	(0.46)
Net asset value, end of period	$11.79	$11.91	$11.51	$11.96	$11.86	$10.99
Total return[1]	0.77%	7.02%	(0.75)%	4.38%	13.27%	(1.37)%
Ratios to average net assets (annualized)
Gross expenses	0.03%	0.04%	0.04%	0.07%	0.10%	0.08%
Net expenses	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]
Net investment income	3.63%	3.39%	3.05%	3.45%	3.66%	3.94%
Supplemental data
Portfolio turnover rate	4%	19%	15%	21%	37%	56%
Net assets, end of period (000s omitted)	$627,312	$618,341	$539,047	$361,409	$222,616	$104,914

[1]	Returns for periods of less than one year are not annualized.

[2]

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to

28	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to financial statements (unaudited)

purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

Notes to financial statements (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	29

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2018, the aggregate cost of all investments for federal income tax purposes was $610,239,584 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$12,163,234
Gross unrealized losses	(3,337,246)
Net unrealized gains	$8,825,988

As of December 31, 2017 the Fund had capital loss carryforwards which consist of $1,406,502 in short-term capital losses and $155,616 in long-term capital losses.

As of December 31, 2017 the Fund had a qualified late-year ordinary loss of $64,766 which was recognized on the current fiscal year.

30	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$618,015,520	$0	$618,015,520

Short-term investments
Investment companies	1,050,052	0	0	1,050,052
Total assets	$1,050,052	$618,015.520	$0	$619,065,572

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. if these amounts were > 1% of purchase or sales: Pursuant to these procedures, the Fund had $16,685,000 and $45,330,000 in interfund purchases and sales, respectively, during the six months ended June 30, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2018 were $26,501,575 and $25,862,118, respectively

Notes to financial statements (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	31

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2018, the Fund entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. The Fund had an average notional balance on credit default swaps of $4,982,320 during the six months ended June 30, 2018.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2018, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of June 30, 2018, two unaffiliated shareholders owned 76% of the Fund and an affiliate of Wells Fargo owned 11% of the Fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held a at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. Management is currently evaluating the potential impact of this new guidance to the financial statements.

32	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-888-877-9275, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 154 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

34	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Goverance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue shield of Minnesota of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director 003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	35

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-888-877-9275 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

36	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Managed Account CoreBuilder Shares – Series M

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period, determined that the absence of any compensation payable by the Fund to Funds Management pursuant to the Advisory Agreement was reasonable, and determined that the compensation payable by Funds Management to the Sub-Adviser pursuant to the Sub-Advisory Agreement was reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund investment performance and expenses

The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including advisory fees,

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	37

administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary cost of the Fund’s business. The Board further noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level is identical for all sponsors of SMAs that invest in the Fund.

In light of this unique fee and distribution structure, the Board does not conduct an investment performance and fee review relative to a peer group or universe. The Board took into account the fee and distribution structure of the Fund in deciding to re-approve the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Funds Management pursuant to the Advisory Agreement was reasonable, and determined that the compensation payable by Funds Management to the Sub-Adviser pursuant to the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis. The Board did not receive or consider to be necessary separate profitability information with respect to the Fund in light of its unique fee and distribution structure.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

In light of the unique fee and distribution structure of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.

The Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses of the Fund. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

38	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other information (unaudited)

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period, determined that the absence of any compensation payable by the Fund to Funds Management pursuant to the Advisory Agreement was reasonable, and determined that the compensation payable by Funds Management to the Sub-Adviser pursuant to the Sub-Advisory Agreement was reasonable.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Email: MAS@wellsfargo.com

Website: wellsfargofunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

314251 08-18 SCBM/SAR130 06-18

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust
By:
/s/ Andrew Owen

Andrew Owen
President

Date:	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust
By:
/s/ Andrew Owen

Andrew Owen
President

Date:	August 24, 2018

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	August 24, 2018